SCHEDULE OF FINANCIAL INSTRUMENTS THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible notes payable	$ 1,096,205